T. ROWE PRICE Retirement Blend 2010 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 51.7%
T. Rowe Price Funds:
U.S. Limited Duration TIPS Index
Fund  7,379 3,385 956 1,048,661 9,973
QM U.S. Bond Index Fund  7,115 3,188 919 983,507 9,511
International Bond Fund (USD
Hedged)  2,778 1,201 353 423,975 3,625
Dynamic Global Bond Fund  1,698 690 211 279,317 2,173
Emerging Markets Bond Fund  1,451 585 177 202,383 1,925
U.S. Treasury Long-Term Index
Fund  1,334 529 208 237,211 1,677
High Yield Fund  1,278 516 156 276,108 1,659
Dynamic Credit Fund  643 294 89 96,287 858
Floating Rate Fund  432 177 53 60,082 556
Total Bond Funds (Cost $31,317) 31,957
EQUITY FUNDS 45.1%
T. Rowe Price Funds:
Equity Index 500 Fund  5,477 2,329 915 43,767 7,448
International Equity Index Fund  2,814 1,067 393 188,385 3,641
Hedged Equity Fund  2,141 810 289 209,835 2,812
Value Fund  2,028 766 238 54,602 2,674
Growth Stock Fund  1,876 713 310 21,123 2,492
Real Assets Fund  1,423 546 177 119,129 1,944
International Value Equity Fund  1,093 407 161 64,449 1,435
Mid-Cap Index Fund  673 251 79 39,878 927
International Stock Fund  679 251 92 38,517 855
Emerging Markets Discovery Stock
Fund  566 220 85 46,530 769
Emerging Markets Stock Fund  502 198 61 17,657 692
Small-Cap Index Fund  500 181 100 39,381 660
Mid-Cap Growth Fund  369 136 41 4,667 487
Mid-Cap Value Fund  315 116 37 12,703 423
Small-Cap Value Fund  307 110 49 7,278 405
New Horizons Fund (2) 211 77 45 4,583 262
Total Equity Funds (Cost $23,154) 27,926
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  — 70 65 51 5
Total Other Mutual Funds (Cost $5) 5

T. ROWE PRICE Retirement Blend 2010 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.3%
Money Market Funds  3.3%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 1,956 854 748 2,062,420 2,062
Total Short-Term Investments (Cost $2,062) 2,062
Total Investments in Securities 100.1%
(Cost $56,538) $ 61,950
Other Assets Less Liabilities (0.1)% (31)
Net Assets 100.0% $ 61,919
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Blend 2010 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ — $ 10 $ 15
Dynamic Global Bond Fund  (1) (4) 28
Emerging Markets Bond Fund  — 66 29
Emerging Markets Discovery Stock Fund  1 68 —
Emerging Markets Stock Fund  3 53 —
Equity Index 500 Fund  (4) 557 19
Floating Rate Fund  — — 10
Growth Stock Fund  (2) 213 —
Hedged Equity Fund  1 150 —
High Yield Fund  — 21 28
International Bond Fund (USD Hedged)  (1) (1) 35
International Equity Index Fund  (5) 153 —
International Stock Fund  (1) 17 —
International Value Equity Fund  — 96 —
Mid-Cap Growth Fund  2 23 —
Mid-Cap Index Fund  — 82 —
Mid-Cap Value Fund  (1) 29 —
New Horizons Fund  — 19 —
QM U.S. Bond Index Fund  (6) 127 94
Real Assets Fund  (1) 152 —
Small-Cap Index Fund  (1) 79 —
Small-Cap Value Fund  1 37 —
Transition Fund  — — —
U.S. Limited Duration TIPS Index Fund  1 165 41
U.S. Treasury Long-Term Index Fund  (13) 22 16
Value Fund  3 118 —
U.S. Treasury Money Fund, 4.35% — — 24
Totals $ (24)# $ 2,252 $ 339+

T. ROWE PRICE Retirement Blend 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $339 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Blend 2010
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2010 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1340-054Q1 08/25